Loss per share (Schedule of detailed information about basic and diluted loss per share) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Numerator
Net loss attributable to common shareholders and used in computation of basic and diluted loss per share	$ (668,749)	$ (3,062,798)	$ (2,691,670)
Denominator
Weighted average number of common shares for computation of basic loss per share	594,562,871	529,474,454	490,310,376
Weighted average number of common shares for computation of diluted loss per share	594,562,871	529,474,454	490,310,376